Equity Capital Structure, 2021 Third Registered Direct Equity Offering (Details)			12 Months Ended			21 Months Ended
	Apr. 07, 2021 USD ($) $ / shares	Apr. 05, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) shares
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants | $			$ 0	$ 265,307,807	$ 39,053,325
April 7 Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		19,230,770
Term of warrant			5 years			5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 6.5
Warrants exercised (in shares) | shares						0
Warrants outstanding (in shares) | shares			19,230,770			19,230,770
Fair value of warrants | $			$ 106,600,000			$ 106,600,000
Percentage increase in volatility causing increase in fair value of warrants			5.00%
Percentage increase in fair value of warrants due to increase in volatility			0.70%
April 7 Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility			2.017			2.017
2021 Third Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		19,230,770
Gross proceeds from issuance of common stock and warrants | $	$ 125,000,000
Net proceeds from issuance of common stock and warrants | $	$ 116,300,000